STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NY 10038-4982

March 16, 2012

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal-Johnson

Re:	The Lazard Funds, Inc.
Post-Effective Amendment No. 66 to Registration Statement on Form N-1A
(Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 66 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment is being filed in order to add a new series to the Fund, Lazard Multi-Asset Targeted Volatility Portfolio (the “Targeted Volatility Portfolio”), and to revise the investment strategies of an existing series, Lazard U.S. Equity Value Portfolio, to be renamed Lazard U.S. Equity Concentrated Portfolio (the “Equity Concentrated Portfolio”). The statement of additional information included in the Amendment is marked to show changes from the statement of additional information filed pursuant to Rule 497 under the 1933 Act on January 30, 2012.

Lazard Multi-Asset Targeted Volatility Portfolio. The Targeted Volatility Portfolio’s investment objective is to seek total return. The Portfolio allocates its assets among various U.S. and non-U.S. equity and fixed-income strategies managed by Lazard Asset Management LLC (the “Investment Manager”) in proportions consistent with the Investment Manager’s evaluation of various factors. Initially the Investment Manager expects to allocate the Portfolio’s assets among the Investment Manager’s quantitative equity managed volatility, U.S. equity concentrated and U.S. core fixed-income strategies. The Portfolio may invest in: (1) equity securities of U.S. and non-U.S. companies, including common stocks and depositary receipts and shares; (2) debt securities issued or guaranteed by governments, government agencies or supranational bodies or U.S. and non-U.S. companies or other private-sector entities, including fixed and/or floating rate investment grade and non-investment grade (“junk”) bonds, convertible securities, commercial paper, collateralized debt obligations, short- and medium-term obligations and other fixed-income obligations; and (3) currencies and related instruments and structured notes. The Portfolio also may invest in common stock of exchange-traded open-end management investment companies and similar products, which generally pursue a passive index-based strategy (commonly known as exchange-traded funds). The Investment Manager generally will seek to achieve, over a full market cycle, a level of volatility in the Portfolio’s performance of approximately 10% to 100% of the Portfolio’s benchmark index, which is a 50/50 blend of the MSCI World Index and the Barclays Capital Global Aggregate Bond Index.

Disclosure regarding many of the investments the Targeted Volatility Portfolio may make is substantially similar to the existing disclosure for other Fund portfolios, which has previously been reviewed by the staff of the Securities and Exchange Commission. The distribution of the Targeted Volatility Portfolio’s Open Shares and Institutional Shares and the process for determination of net asset value will be identical to that of the other Fund portfolios.

Lazard U.S. Equity Concentrated Portfolio. The Portfolio’s investment objective remains long-term capital appreciation. The Portfolio will now invest primarily in equity securities, principally common stocks, of U.S. companies of any market capitalization. The Portfolio has a concentrated portfolio of investments, typically investing in 15 to 35 companies with market capitalizations generally greater than $1 billion. The Portfolio seeks to outperform broad-based securities market indices, such as the S&P 500® Index, the Russell 1000® Index and the Russell 3000® Index.

The Fund also intends to file a preliminary proxy statement on Schedule 14A on behalf of the Equity Concentrated Portfolio for a special meeting of shareholders of the Portfolio (the “Special Meeting”) to approve changing the classification of the Portfolio from a “diversified” fund to a “non-diversified” fund (the “Reclassification”), as such terms are defined in the Investment Company Act of 1940, as amended. The Fund anticipates receiving Portfolio shareholder approval of the Reclassification prior to the effectiveness of the Amendment; accordingly, the Amendment reflects the Reclassification.

Please telephone the undersigned at 212.806.5678, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

Anna S. Harman

Anna S. Harman

cc:	Janna Manes